Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
October 31, 2023
SCP-NPRT1-1223
1.823237.119
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	1,494,614	22,762,971
Media - 0.2%
TechTarget, Inc. (a)	359,235	9,045,537
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	637,677	6,695,609
TOTAL COMMUNICATION SERVICES		38,504,117
CONSUMER DISCRETIONARY - 12.2%
Automobile Components - 0.6%
Autoliv, Inc.	262,018	24,013,950
Gentherm, Inc. (a)	106,808	4,295,818
		28,309,768
Broadline Retail - 0.3%
Savers Value Village, Inc. (b)	910,138	13,624,766
Diversified Consumer Services - 2.1%
Duolingo, Inc. (a)	204,757	29,904,760
Grand Canyon Education, Inc. (a)	140,396	16,613,059
H&R Block, Inc.	345,909	14,199,564
OneSpaWorld Holdings Ltd. (a)	1,061,539	11,124,929
Rover Group, Inc. Class A (a)	3,839,772	24,766,529
		96,608,841
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc. (a)	903,161	30,635,221
Dutch Bros, Inc. (a)(b)	573,332	13,954,901
GEN Restaurant Group, Inc. (b)	317,315	2,735,255
Kura Sushi U.S.A., Inc. Class A (a)(b)	188,606	10,776,947
Lindblad Expeditions Holdings (a)	349,222	2,172,161
Red Rock Resorts, Inc.	400,920	15,856,386
SeaWorld Entertainment, Inc. (a)	269,673	11,617,513
		87,748,384
Household Durables - 2.2%
Helen of Troy Ltd. (a)(b)	157,197	15,455,609
KB Home	493,074	21,793,871
LGI Homes, Inc. (a)	214,964	20,316,248
Lovesac (a)(b)(c)	805,193	13,253,477
SharkNinja Hong Kong Co. Ltd. (b)	737,073	30,780,168
		101,599,373
Leisure Products - 0.4%
Games Workshop Group PLC	58,744	7,050,789
YETI Holdings, Inc. (a)(b)	252,899	10,753,265
		17,804,054
Specialty Retail - 3.6%
Aritzia, Inc. (a)	531,887	8,273,159
BARK, Inc. warrants 8/29/25 (a)	564,683	39,528
Boot Barn Holdings, Inc. (a)	340,163	23,641,329
Fanatics, Inc. Class A (a)(d)(e)	726,062	55,776,083
Floor & Decor Holdings, Inc. Class A (a)(b)	130,131	10,722,794
Murphy U.S.A., Inc.	107,406	38,955,082
Musti Group OYJ	475,982	9,372,676
thredUP, Inc. (a)(b)	2,253,896	7,257,545
Valvoline, Inc.	389,998	11,571,241
		165,609,437
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	217,288	19,408,164
Kontoor Brands, Inc.	603,603	28,037,359
		47,445,523
TOTAL CONSUMER DISCRETIONARY		558,750,146
CONSUMER STAPLES - 5.0%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	77,041	25,727,842
The Vita Coco Co., Inc. (a)(b)	1,199,035	32,493,849
		58,221,691
Consumer Staples Distribution & Retail - 2.5%
Casey's General Stores, Inc.	24,021	6,531,550
Performance Food Group Co. (a)	679,840	39,267,558
Sprouts Farmers Market LLC (a)(b)	974,730	40,958,155
U.S. Foods Holding Corp. (a)	763,264	29,721,500
		116,478,763
Food Products - 0.3%
Nomad Foods Ltd. (a)	926,711	12,807,146
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	701,060	30,657,354
elf Beauty, Inc. (a)	114,500	10,606,135
		41,263,489
TOTAL CONSUMER STAPLES		228,771,089
ENERGY - 6.3%
Energy Equipment & Services - 4.2%
Cactus, Inc.	537,822	25,245,365
Championx Corp.	441,292	13,591,794
Expro Group Holdings NV (a)	977,413	15,394,255
Liberty Oilfield Services, Inc. Class A	1,695,232	33,396,070
Patterson-UTI Energy, Inc.	1,313,634	16,683,152
TechnipFMC PLC	2,226,841	47,921,618
Weatherford International PLC (a)	446,358	41,551,466
		193,783,720
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp. (a)	777,988	22,903,967
Northern Oil & Gas, Inc.	1,196,121	45,859,279
Range Resources Corp.	731,385	26,212,838
		94,976,084
TOTAL ENERGY		288,759,804
FINANCIALS - 4.2%
Banks - 0.6%
First Interstate Bancsystem, Inc.	268,353	6,190,904
Pinnacle Financial Partners, Inc.	197,705	12,328,884
Starling Bank Ltd. Series D (a)(d)(e)	1,942,800	6,942,446
		25,462,234
Capital Markets - 1.4%
Houlihan Lokey	128,144	12,881,035
Lazard Ltd. Class A	370,852	10,298,560
Perella Weinberg Partners (a)(d)	2,039,500	20,007,495
StepStone Group, Inc. Class A	723,695	20,480,569
		63,667,659
Financial Services - 1.6%
Flywire Corp. (a)	465,233	12,510,115
Remitly Global, Inc. (a)	1,739,635	46,848,371
Walker & Dunlop, Inc.	247,773	16,055,690
		75,414,176
Insurance - 0.6%
BRP Group, Inc. (a)	1,146,833	24,003,215
Selective Insurance Group, Inc.	49,994	5,204,875
		29,208,090
TOTAL FINANCIALS		193,752,159
HEALTH CARE - 22.3%
Biotechnology - 7.2%
Absci Corp. (a)	809,352	1,052,158
Acelyrin, Inc. (b)	175,886	1,791,399
Alkermes PLC (a)	307,926	7,448,730
Allogene Therapeutics, Inc. (a)	1,578,583	4,451,604
ALX Oncology Holdings, Inc. (a)(b)	1,345,546	9,687,931
Arcellx, Inc. (a)	383,784	13,528,386
Arrowhead Pharmaceuticals, Inc. (a)	233,516	5,742,158
Ascendis Pharma A/S sponsored ADR (a)	199,813	17,845,299
Celldex Therapeutics, Inc. (a)	531,376	12,497,964
Cogent Biosciences, Inc. (a)	831,690	6,786,590
Crinetics Pharmaceuticals, Inc. (a)	284,754	8,340,445
Cytokinetics, Inc. (a)	790,860	27,569,380
Fusion Pharmaceuticals, Inc. (a)	1,745,581	8,047,128
Immunocore Holdings PLC ADR (a)	126,724	5,626,546
ImmunoGen, Inc. (a)	281,858	4,188,410
Insmed, Inc. (a)	266,876	6,687,913
Janux Therapeutics, Inc. (a)	653,622	4,196,253
Karuna Therapeutics, Inc. (a)	23,902	3,982,312
Keros Therapeutics, Inc. (a)	298,170	8,509,772
Krystal Biotech, Inc. (a)	56,710	6,627,698
Madrigal Pharmaceuticals, Inc. (a)(b)	77,306	10,156,462
Mineralys Therapeutics, Inc.	167,902	1,297,882
Monte Rosa Therapeutics, Inc. (a)	625,579	2,126,969
Moonlake Immunotherapeutics (a)(b)	145,423	7,534,366
Morphic Holding, Inc. (a)	359,606	7,174,140
Nuvalent, Inc. Class A (a)	549,275	28,611,735
ORIC Pharmaceuticals, Inc. (a)	680,350	4,558,345
PepGen, Inc. (a)	212,185	1,086,387
Prelude Therapeutics, Inc. (a)	652,226	1,102,262
PTC Therapeutics, Inc. (a)	367,234	6,885,638
Tango Therapeutics, Inc. (a)(b)	1,262,147	10,602,035
Tenaya Therapeutics, Inc. (a)	791,744	1,440,974
Tyra Biosciences, Inc. (a)	669,855	7,770,318
Vaxcyte, Inc. (a)	592,597	28,503,916
Vera Therapeutics, Inc. (a)	68,270	711,373
Vericel Corp. (a)	413,919	14,561,670
Verve Therapeutics, Inc. (a)(b)	345,998	4,165,816
Viking Therapeutics, Inc. (a)(b)	687,178	6,741,216
Xenon Pharmaceuticals, Inc. (a)	339,331	10,519,261
Zentalis Pharmaceuticals, Inc. (a)	740,382	12,112,650
		332,271,491
Health Care Equipment & Supplies - 5.1%
Axonics Modulation Technologies, Inc. (a)	430,477	22,044,727
Glaukos Corp. (a)	325,999	22,233,132
Haemonetics Corp. (a)	445,691	37,986,244
ICU Medical, Inc. (a)	166,086	16,286,393
Inspire Medical Systems, Inc. (a)	85,773	12,622,355
Insulet Corp. (a)	47,700	6,323,589
Integer Holdings Corp. (a)	197,507	16,031,643
Lantheus Holdings, Inc. (a)	421,488	27,228,125
Masimo Corp. (a)	93,187	7,560,261
Merit Medical Systems, Inc. (a)	95,001	6,530,369
NeuroPace, Inc. (a)(b)	473,840	3,198,420
Nyxoah SA (a)(b)	84,617	475,548
Penumbra, Inc. (a)	50,838	9,717,684
PROCEPT BioRobotics Corp. (a)(b)	520,151	13,934,845
Pulmonx Corp. (a)	740,434	6,508,415
TransMedics Group, Inc. (a)(b)	642,107	24,066,170
		232,747,920
Health Care Providers & Services - 4.9%
Acadia Healthcare Co., Inc. (a)	436,274	32,070,502
agilon health, Inc. (a)	2,074,217	37,335,906
HealthEquity, Inc. (a)	613,455	43,972,454
Molina Healthcare, Inc. (a)	103,255	34,378,752
Option Care Health, Inc. (a)	470,162	13,037,592
Privia Health Group, Inc. (a)	788,362	16,571,369
R1 RCM, Inc. (a)(b)	834,107	9,834,122
Surgery Partners, Inc. (a)	913,544	21,130,273
The Ensign Group, Inc.	159,346	15,392,824
		223,723,794
Health Care Technology - 0.9%
Evolent Health, Inc. (a)	681,172	16,641,032
Phreesia, Inc. (a)	1,151,158	15,724,818
Schrodinger, Inc. (a)(b)	340,083	7,379,801
		39,745,651
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	253,322	8,937,200
Medpace Holdings, Inc. (a)	145,328	35,266,746
Olink Holding AB ADR (a)(b)	805,340	20,069,073
Pacific Biosciences of California, Inc. (a)(b)	592,467	3,661,446
Veterinary Emergency Group LLC Class A (a)(d)(e)(f)	190,561	10,856,260
		78,790,725
Pharmaceuticals - 2.5%
Arvinas Holding Co. LLC (a)	148,128	2,387,823
CymaBay Therapeutics, Inc. (a)	794,236	13,009,586
Edgewise Therapeutics, Inc. (a)	1,344,267	8,603,309
Enliven Therapeutics, Inc. (a)(b)	607,871	7,531,522
Ikena Oncology, Inc. (a)	1,069,177	4,308,783
Intra-Cellular Therapies, Inc. (a)	542,201	26,979,922
Pharvaris BV (a)	680,291	11,571,750
Structure Therapeutics, Inc. ADR (b)	200,357	14,886,525
Terns Pharmaceuticals, Inc. (a)	1,980,724	10,418,608
Ventyx Biosciences, Inc. (a)	507,801	7,322,490
Verona Pharma PLC ADR (a)	662,985	9,248,641
		116,268,959
TOTAL HEALTH CARE		1,023,548,540
INDUSTRIALS - 20.9%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	236,829	17,591,658
V2X, Inc. (a)	710,425	36,281,405
		53,873,063
Building Products - 1.7%
Simpson Manufacturing Co. Ltd.	177,520	23,642,114
Tecnoglass, Inc. (b)	558,159	18,240,636
The AZEK Co., Inc. (a)(b)	739,425	19,372,935
UFP Industries, Inc.	193,388	18,404,736
		79,660,421
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	590,540	7,871,898
Construction & Engineering - 1.1%
EMCOR Group, Inc.	123,029	25,423,943
Sterling Construction Co., Inc. (a)	186,894	13,615,228
Willscot Mobile Mini Holdings (a)	362,223	14,275,208
		53,314,379
Electrical Equipment - 3.7%
Acuity Brands, Inc.	96,366	15,608,401
Array Technologies, Inc. (a)(b)	971,228	16,831,381
Atkore, Inc. (a)	211,450	26,279,006
Generac Holdings, Inc. (a)	151,378	12,726,348
nVent Electric PLC	498,909	24,012,490
Prysmian SpA	164,459	6,140,956
Regal Rexnord Corp.	255,806	30,289,988
Vertiv Holdings Co.	923,642	36,271,421
		168,159,991
Ground Transportation - 0.7%
Saia, Inc. (a)	39,652	14,214,845
XPO, Inc. (a)	228,223	17,301,586
		31,516,431
Machinery - 3.8%
Chart Industries, Inc. (a)(b)	154,725	17,983,687
Crane Co.	262,760	25,574,431
ESAB Corp.	236,969	15,000,138
Federal Signal Corp.	551,123	31,987,179
ITT, Inc.	291,065	27,170,918
Mueller Industries, Inc. (b)	650,888	24,544,986
Terex Corp.	337,275	15,447,195
Timken Co.	245,413	16,962,947
		174,671,481
Marine Transportation - 0.3%
Kirby Corp. (a)	217,491	16,246,578
Professional Services - 5.4%
CACI International, Inc. Class A (a)	151,393	49,166,391
CBIZ, Inc. (a)	294,882	15,322,069
ExlService Holdings, Inc. (a)	1,122,692	29,313,488
FTI Consulting, Inc. (a)	149,310	31,692,541
ICF International, Inc.	183,810	23,294,241
Insperity, Inc.	120,672	12,771,924
KBR, Inc.	681,760	39,644,344
Maximus, Inc.	441,952	33,022,653
WNS Holdings Ltd. sponsored ADR (a)	240,015	13,037,615
		247,265,266
Trading Companies & Distributors - 2.8%
Alligo AB (B Shares)	892,800	7,006,462
Applied Industrial Technologies, Inc.	437,741	67,197,621
FTAI Aviation Ltd. (b)	1,196,148	44,987,126
Xometry, Inc. (a)(b)	562,917	8,190,442
		127,381,651
TOTAL INDUSTRIALS		959,961,159
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.6%
Extreme Networks, Inc. (a)	796,087	16,415,314
Lumentum Holdings, Inc. (a)	245,613	9,630,486
		26,045,800
Electronic Equipment, Instruments & Components - 4.2%
Advanced Energy Industries, Inc.	371,903	32,452,256
Badger Meter, Inc.	68,916	9,548,312
Crane Nxt Co.	374,462	19,472,024
Fabrinet (a)	282,916	43,851,980
Insight Enterprises, Inc. (a)	299,430	42,908,319
TD SYNNEX Corp.	140,630	12,892,958
Vontier Corp.	1,129,737	33,395,026
		194,520,875
IT Services - 1.2%
Fastly, Inc. Class A (a)	861,254	12,634,596
Softcat PLC	836,480	12,861,250
Wix.com Ltd. (a)	377,243	30,141,716
		55,637,562
Semiconductors & Semiconductor Equipment - 3.3%
Allegro MicroSystems LLC (a)	440,101	11,425,022
Cirrus Logic, Inc. (a)	296,071	19,816,032
Impinj, Inc. (a)	37,554	2,426,364
Lattice Semiconductor Corp. (a)	363,943	20,238,870
MACOM Technology Solutions Holdings, Inc. (a)	584,763	41,249,182
Nova Ltd. (a)	271,338	25,768,970
Onto Innovation, Inc. (a)	154,922	17,408,585
Rambus, Inc. (a)	213,541	11,601,683
		149,934,708
Software - 8.3%
Alarm.com Holdings, Inc. (a)	260,584	13,323,660
Algolia, Inc. (a)(d)(e)	234,640	2,855,569
Alkami Technology, Inc. (a)	868,086	15,582,144
CommVault Systems, Inc. (a)	77,969	5,095,274
Confluent, Inc. (a)	747,452	21,608,837
Convoy, Inc. warrants (a)(d)(e)	59,855	1
CyberArk Software Ltd. (a)	134,037	21,933,815
DoubleVerify Holdings, Inc. (a)(b)	483,044	13,443,115
Dynatrace, Inc. (a)	966,705	43,221,381
Elastic NV (a)	244,036	18,312,461
Intapp, Inc. (a)	856,867	29,304,851
JFrog Ltd. (a)	1,206,263	27,128,855
Lightspeed Commerce, Inc. (a)(b)	752,483	9,375,938
MicroStrategy, Inc. Class A (a)(b)	81,134	34,351,324
Procore Technologies, Inc. (a)	148,800	9,090,192
PROS Holdings, Inc. (a)	532,229	16,578,933
Sprout Social, Inc. (a)(b)	765,423	33,127,507
SPS Commerce, Inc. (a)	75,708	12,139,021
TECSYS, Inc.	687,950	13,146,331
Tenable Holdings, Inc. (a)	1,018,822	42,902,594
		382,521,803
Technology Hardware, Storage & Peripherals - 0.8%
IonQ, Inc. (a)(b)	279,261	2,692,076
Super Micro Computer, Inc. (a)	139,914	33,505,206
		36,197,282
TOTAL INFORMATION TECHNOLOGY		844,858,030
MATERIALS - 3.3%
Chemicals - 1.8%
Axalta Coating Systems Ltd. (a)	469,106	12,304,650
Cabot Corp.	168,808	11,222,356
Element Solutions, Inc.	857,425	15,630,858
Orion SA	1,049,265	21,300,080
The Chemours Co. LLC	909,315	21,923,585
		82,381,529
Construction Materials - 0.8%
Eagle Materials, Inc.	241,549	37,176,807
Containers & Packaging - 0.7%
O-I Glass, Inc. (a)	1,439,527	22,240,692
Silgan Holdings, Inc. (b)	230,656	9,240,079
		31,480,771
TOTAL MATERIALS		151,039,107
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Ryman Hospitality Properties, Inc.	368,099	31,509,274
TOTAL COMMON STOCKS (Cost $4,238,407,917)		4,319,453,425

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (a)(d)(e)	253,500	7,896,525
HEALTH CARE - 0.6%
Biotechnology - 0.5%
Bright Peak Therapeutics AG Series B (a)(d)(e)	1,079,522	2,655,624
Caris Life Sciences, Inc. Series D (a)(d)(e)	780,603	3,270,727
LifeMine Therapeutics, Inc. Series C (a)(d)(e)	2,048,403	3,031,636
Sonoma Biotherapeutics, Inc.:
Series B (a)(d)(e)	2,370,360	6,139,232
Series B1 (a)(d)(e)	1,264,171	3,716,663
T-Knife Therapeutics, Inc. Series B (a)(d)(e)	1,097,257	3,423,442
Treeline Biosciences Series A (a)(d)(e)	115,000	806,150
		23,043,474
Health Care Providers & Services - 0.1%
Boundless Bio, Inc.:
Series B (a)(d)(e)	3,017,761	2,504,742
Series C (d)(e)	2,110,183	1,329,415
		3,834,157
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(d)(e)	326,496	1,622,685
TOTAL HEALTH CARE		28,500,316
INDUSTRIALS - 0.7%
Construction & Engineering - 0.7%
Beta Technologies, Inc.:
Series A (a)(d)(e)	278,129	26,185,845
Series B, 6.00% (a)(d)(e)	85,106	8,756,556
		34,942,401
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Astranis Space Technologies Corp.:
Series C (a)(d)(e)	557,717	10,875,482
Series C Prime (d)(e)	87,241	1,701,200
		12,576,682
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(d)(e)	869,641	5,930,952
Series F (a)(d)(e)	127,716	871,023
		6,801,975
Software - 0.3%
Algolia, Inc. Series D (a)(d)(e)	53,800	654,746
Convoy, Inc. Series D (a)(d)(e)	913,444	9
Mountain Digital, Inc. Series D (a)(d)(e)	729,676	9,836,032
Skyryse, Inc. Series B (a)(d)(e)	62,100	1,430,163
		11,920,950
TOTAL INFORMATION TECHNOLOGY		31,299,607
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,225,371)		102,638,849

Investment Companies - 1.5%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (Cost $68,436,464)	333,600	69,051,860

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (d)(e) (Cost $398,614)	398,614	0

Money Market Funds - 8.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	91,340,291	91,358,559
Fidelity Securities Lending Cash Central Fund 5.40% (h)(i)	296,754,857	296,784,532
TOTAL MONEY MARKET FUNDS (Cost $388,143,091)		388,143,091

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $4,839,611,457)	4,879,287,225
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(293,681,462)
NET ASSETS - 100.0%	4,585,605,763

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $199,076,703 or 4.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	6,862,059

Algolia, Inc. Series D	7/23/21	1,573,384

Astranis Space Technologies Corp. Series C	3/19/21	12,225,675

Astranis Space Technologies Corp. Series C Prime	4/05/23	1,912,404

Beta Technologies, Inc. Series A	4/09/21	20,378,512

Beta Technologies, Inc. Series B, 6.00%	4/04/22	8,780,386

Boundless Bio, Inc. Series B	4/23/21	4,073,977

Boundless Bio, Inc. Series C	4/05/23	1,477,128

Bright Peak Therapeutics AG Series B	5/14/21	4,216,613

Caris Life Sciences, Inc. Series D	5/11/21	6,322,884

Convoy, Inc. Series D	10/30/19	12,368,032

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	398,614

Fanatics, Inc. Class A	8/13/20 - 3/22/21	12,874,623

LifeMine Therapeutics, Inc. Series C	2/15/22	4,171,757

Mountain Digital, Inc. Series D	11/05/21	16,757,228

Perella Weinberg Partners	12/29/20	20,395,000

Reddit, Inc. Series F	8/11/21	15,664,880

Skyryse, Inc. Series B	10/21/21	1,532,626

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,684,542

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,747,635

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics, Inc. Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	9,346,043

Wugen, Inc. Series B	7/09/21	2,531,944

Yanka Industries, Inc. Series E	5/15/20	10,504,568

Yanka Industries, Inc. Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	21	383,929,617	292,571,079	589,918	-	-	91,358,559	0.2%
Fidelity Securities Lending Cash Central Fund 5.40%	347,027,293	380,242,717	430,485,478	374,407	-	-	296,784,532	1.2%
Total	347,027,314	764,172,334	723,056,557	964,325	-	-	388,143,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Lovesac	32,183,727	1,159,292	7,233,646	-	(11,828,241)	(1,027,655)	13,253,477
Total	32,183,727	1,159,292	7,233,646	-	(11,828,241)	(1,027,655)	13,253,477

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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